STOCKHOLDERS' EQUITY (Schedule of Warrant Activity) (Details) (USD $)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Shares Under Warrant
Outstanding	7,500,000		6,700,000
Granted		6,700,000	800,000
Exercised
Expired
Outstanding	7,500,000	6,700,000	7,500,000
Weighted Average Exercise Price
Outstanding	$ 1.25		$ 1.31
Granted		$ 1.31	$ 0.75
Exercised
Expired
Outstanding	$ 1.25	$ 1.31	$ 1.25
Weighted Average Remaining Contractual Life
Outstanding	2 years 5 months 9 days		1 year 8 months 16 days
Granted		1 year 8 months 16 days	4 years 11 months 16 days
Exercised
Expired
Outstanding	2 years 2 months 23 days	1 year 8 months 16 days	2 years 5 months 9 days